Summary of Weighted-Average Assumptions Related to SARs Grants (Detail) - SARs	12 Months Ended
	May 31, 2018	May 31, 2017	May 31, 2016
Schedule Of Weighted Average Assumptions [Line Items]
Risk-free interest rate	2.20%	1.50%	2.20%
Expected life of option	7 years	7 years	7 years
Expected dividend yield	2.20%	2.20%	2.20%
Expected volatility rate	26.20%	25.70%	25.60%